Equity - Schedule of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Balance Outstanding	41,169	52,479	56,880
Weighted Average Exercise Price, Balance Outstanding	$ 79.43	$ 85.45	$ 149.03
Number of Options, Granted	2,150,000	2,665	10,265
Weighted Average Exercise Price, Granted	$ 0.28	$ 3.26	$ 4.13
Number of Options, Options exercisable	1,691,780	41,169
Weighted Average Exercise Price, Options exercisable	$ 2.17	$ 79.43
Number of Options, Expired / cancelled / forfeited	(1,333)	(13,975)	(14,666)
Weighted Average Exercise Price, Expired / cancelled / forfeited	$ (44.48)	$ (87.5)	$ (275.14)
Number of Options, Balance Outstanding	2,189,836	41,169	52,479
Weighted Average Exercise Price, Balance Outstanding	$ 1.74	$ 79.43	$ 85.45